Employee Benefit Plans (Amounts Recognized in Consolidated Balance Sheets) (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Balance Sheet
Other current liabilities	$ (22)	$ (26)
Long-term liabilities	(268)	(274)
Defined benefit pension plans
Balance Sheet
Other current liabilities	(5)	(5)
Liabilities associated with assets held for sale	(1)	0
Long-term liabilities	(77)	(78)
Other long-term assets	473	208
Assets held for sale	(9)	1
AOCI, net of tax and regulatory assets	125	354
Deferred income tax expense in AOCI	(12)	(8)
Net amount recognized	494	472
Non-pension Benefit Plans
Balance Sheet
Other current liabilities	(17)	(21)
Liabilities associated with assets held for sale	(4)	(1)
Long-term liabilities	(191)	(196)
Other long-term assets	0	0
Assets held for sale	46	31
AOCI, net of tax and regulatory assets	7	22
Deferred income tax expense in AOCI	0	(1)
Net amount recognized	$ (159)	$ (166)